                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4304

Exact name of registrant as specified in charter: Delaware Group Government Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2004

Item 1.  Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME

Semiannual Report JANUARY 31, 2004
--------------------------------------------------------------------------------
                  DELAWARE AMERICAN GOVERNMENT BOND FUND


[LOGO]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

---------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                         1

  Statement of Operations                         4

  Statements of Changes in Net Assets             5

  Financial Highlights                            6

  Notes to Financial Statements                  11
---------------------------------------------------



   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

Statement                                 Delaware American Government Bond Fund
  OF NET ASSETS                           January 31, 2004 (Unaudited)

                                                       Principal       Market
                                                         Amount        Value
Agency Bonds - 8.92%
  Fannie Mae 3.25% 8/15/08                             $ 4,120,000   $ 4,112,901
  Federal Farm Credit Bank
    1.875% 1/16/07                                       2,600,000     2,547,808
  Federal Home Loan Bank
    2.25% 12/15/05                                       1,090,000     1,096,253
    3.875% 2/12/10                                       3,940,000     3,946,115
    7.625% 5/14/10                                       5,200,000     6,280,102
  Freddie Mac 4.75% 10/11/12                               790,000       787,092
                                                                     -----------
Total Agency Bonds (cost $18,948,491)                                 18,770,271
                                                                     -----------
Agency Collateralized Mortgage Obligations - 16.67%
  Fannie Mae 2002-5 Class PN Interest
    Only Strip 6.00% 2/25/16                               683,198         4,307
  Fannie Mae 2002-7  Class IC Interest
    Only Strip 6.00% 4/25/15                                63,418            10
  Fannie Mae Interest Strip Series 35
    Class 2 12.00% 7/1/18                                  255,405       282,572
  Fannie Mae Interest Strip Series C
    Class 2 12.00% 5/1/09                                  414,638       467,795
  Fannie Mae Interest Strip Series F
    Class 2 11.50% 5/1/09                                  181,065       199,977
  Fannie Mae Interest Strip Series H
    Class 2 11.50% 5/1/09                                  331,586       367,998
  Fannie Mae Interest Strip Series J
    Class 1 7.00% 11/1/10                                   16,584        17,352
  Fannie Mae Series 03-18 Class DA
    4.50% 11/25/14                                       2,765,000     2,819,211
  Fannie Mae Series 1988-15 Class A
    9.00% 6/25/18                                            4,250         4,680
  Fannie Mae Series 2002-16 Class IG
    Interest Only Strip 6.00% 3/25/15                       84,224            73
  Fannie Mae Series 2003-42 JA
    4.00% 11/25/13                                       3,111,878     3,123,672
  Fannie Mae Strip D-2 11.00% 4/1/09                       319,232       346,768
  Freddie Mac Series 2302 Class NJ
    6.50% 11/15/29                                         210,027       210,459
  Freddie Mac Series 2573 Class HB
    5.50% 2/15/18                                          991,402     1,033,276
  Freddie Mac Structured Pass Through
    Securities Series T-58  Class 1A2
    3.108% 5/25/35                                       1,495,000     1,505,345
  Freddie Mac Structured Pass Through
    Securities Series T-58 Class 2A
    6.50% 9/25/43                                        4,270,896     4,556,512
  GNMA Series 02-61 Class BA
    4.648% 3/16/26                                       3,000,000     3,089,718
  GNMA Series 2002-28  Class B
    5.779% 7/16/24                                       4,000,000     4,332,540
  GNMA Series 2003-43 Class B
    4.374% 4/16/33                                       5,000,000     4,994,061
  GNMA Series 2003-72 Class C
    4.86% 2/16/30                                        2,500,000     2,550,354
  GNMA Series 2003-78 Class B
    5.11% 10/16/27                                       5,000,000     5,172,198
                                                                     -----------
Total Agency Collateralized Mortgage
  Obligations (cost $35,279,935)                                      35,078,878
                                                                     -----------

                                                       Principal       Market
                                                         Amount        Value
Agency Mortgage-Backed Securities - 24.76%
  Fannie Mae
    4.92% 5/1/13                                       $4,000,000     $4,131,250
    7.41% 4/1/10                                        4,922,041      5,718,428
    10.50% 6/1/30                                          51,755         59,421
  Fannie Mae Balloon 7 yr 4.50% 11/1/10                 8,148,075      8,283,026
  Fannie Mae FHAVA 10.75% 9/1/11                           13,028         14,787
  Fannie Mae Relocation 30 yr
    5.00% 9/1/33 to 11/1/33                             2,216,722      2,219,492
  Fannie Mae S.F. 15 yr
    5.00% 6/1/18 to 12/1/18                             6,472,455      6,630,221
    6.00% 6/1/17 to 6/1/17                              2,318,018      2,441,162
    6.50% 6/1/16                                               88             93
  Fannie Mae S.F. 15 yr TBA
    5.50% 2/1/18                                        2,590,000      2,687,125
  Fannie Mae S.F. 30 yr
    7.50% 6/1/31                                        1,034,888      1,107,330
    8.00% 2/1/30                                           68,649         74,334
    10.00% 7/1/20 to 5/1/22                               180,033        202,360
  Freddie Mac Relocation 15 yr
    3.50% 9/1/18 to 10/1/18                             3,709,009      3,569,922
  Freddie Mac Relocation 30 yr
    5.00% 9/1/33                                        3,156,316      3,161,248
  Freddie Mac S.F. 15 yr
    9.00% 12/1/05                                          36,977         38,202
  Freddie Mac S.F. 30 yr
    8.00% 5/1/11                                        1,215,920      1,290,775
    8.50% 12/1/09                                          99,704        105,967
    10.00% 1/1/19                                          70,861         79,630
    11.50% 4/1/11 to 3/1/16                               368,354        429,562
    12.00% 12/1/10                                          8,791          9,899
  GNMA GPM
    11.00% 3/15/13                                         43,519         49,163
    11.75% 8/15/13                                        124,016        141,611
    12.00% 1/15/13                                          9,197         10,528
    12.25% 3/15/14                                         34,374         39,562
  GNMA II GPM
    10.75% 1/20/16 to 2/20/18                              33,650         37,963
    12.00% 1/20/14                                         25,553         29,170
  GNMA II S.F. 15 yr 9.00%
    3/20/04 to 10/20/05                                    24,315         24,929
  GNMA II S.F. 30 yr
    6.00% 11/20/28                                        560,686        583,989
    6.50% 2/20/30                                       1,026,480      1,081,974
    7.50% 9/20/30                                         212,710        226,869
    8.00% 6/20/30                                         114,595        123,763
    10.00% 11/20/15 to 6/20/21                            156,729        176,461
    10.50% 3/20/16 to 7/20/21                             131,154        148,639
    11.00% 5/20/15 to 7/20/19                              56,064         63,647
    11.50% 10/20/15                                           788            903
    12.00% 3/20/14 to 5/20/15                              90,175        103,711
    12.50% 10/20/13 to 7/20/15                            243,181        280,870
  GNMA S.F. 15 yr 6.50% 7/15/14                           268,388        286,671

Statement                                 Delaware American Government Bond Fund
  OF NET ASSETS (CONTINUED)

                                                       Principal        Market
                                                         Amount         Value
Agency Mortgage-Backed Securities (continued)
  GNMA S.F. 30 yr
    6.00% 4/15/33                                     $   854,372    $   892,018
    6.50% 1/15/28                                          12,015         12,702
    7.00% 5/15/28                                       1,309,140      1,399,143
    7.50% 12/15/23 to 6/15/32                           1,666,250      1,794,538
    8.00% 5/15/30                                         137,773        149,785
    9.50% 9/15/17 to 3/15/23                              417,269        467,360
    10.00% 3/15/16 to 9/15/18                             107,336        121,181
    11.00% 12/15/09 to 9/15/15                            286,385        323,304
    11.50% 7/15/15                                          7,820          9,000
    12.00% 12/15/12 to 12/15/15                           936,094      1,082,757
    12.50% 5/15/10 to 1/15/16                             162,923        188,779
                                                                     -----------
Total Agency Mortgage-Backed Securities
  (cost $51,079,948)                                                  52,105,224
                                                                     -----------
Agency Asset-Backed Securities - 4.94%
  Freddie Mac Structured Pass Through
    Securities Series T-50 A3
    2.182% 9/27/07                                      3,188,466      3,190,829
 +SLMA Student Loan Trust Series 03-8 A1
    1.18% 6/16/08                                         180,826        180,836
 +SLMA Student Loan Trust Series 04-1 A1
    1.16% 1/26/15                                       1,955,000      1,955,000
 +SLMA Student Loan Trust Series 97-1 A2
    1.477% 1/25/10                                      2,607,358      2,619,641
 +SLMA Student Loan Trust Series 97-2 A2
    1.507% 1/25/10                                        727,319        729,432
 +SLMA Student Loan Trust Series 97-4 A2
    1.657% 10/25/10                                       105,208        106,433
 +SLMA Student Loan Trust Series 98-2 A2
    1.637% 1/25/14                                      1,601,376      1,613,659
                                                                     -----------
Total Agency Asset-Backed Securities
  (cost $10,339,474)                                                  10,395,830
                                                                     -----------
Asset-Backed Securities - 2.73%
  Chase Manhattan Auto Owner Trust
    Series 2003-B Class A3 1.82% 7/16/07                1,925,000      1,923,939
  Navistar Financial Corporate Owner
    Trust Series 02-B A4 3.52% 10/15/09                 1,360,000      1,388,488
++Nissan Auto Loan Trust Series 144A
    2002-A Class A3B 2.56% 8/15/07                      1,590,000      1,601,720
++Sierra Receivables Funding Series 144A
    2003-1A Class A 3.09% 1/15/14                         844,877        838,805
                                                                     -----------
Total Asset-Backed Securities
  (cost $5,741,462)                                                    5,752,952
                                                                     -----------
Collateralized Mortgage Obligations - 5.16%
  Bank of America Alternative Loan Trust
    Series 03-10 2A1 6.00% 12/25/33                     2,135,623      2,206,699
  Countrywide Alternative Loan Trust
    Series 02-7 6.75% 8/25/32                             113,206        114,070
  CS First Boston Mortgage Securities
    Series 02-30 1A1 7.50% 11/25/32                       351,374        372,814
  CS First Boston Mortgage Securities
    Series 03-23 7A1 5.00% 9/25/18                        950,586        967,557
  CS First Boston Mortgage Securities
    Series 03-29 5A1 7.00% 12/25/33                     1,480,000      1,560,938

                                                       Principal        Market
                                                         Amount         Value
   Collateralized Mortgage Obligations (continued)
      First Horizon Asset Securities
        Series 2003-5 Class 1A17
        8.00% 7/25/33                                  $   429,505   $   469,006
 ++GSMPS Mortgage Loan Trust
        Series 144A 1998-2 Class A
        7.75% 5/19/27                                      537,426       580,997
   MASTR Alternative Loans Trust
        Series 2004-1 Class 2A1
        7.00% 1/25/34                                      660,000       693,413
   Structured Asset Securities
        Series 2002-22H 1A 7.00% 11/25/32                2,203,687     2,313,861
   Structured Asset Securities
        Series 2003-33H 1A1 5.50% 10/25/33               1,088,084     1,098,965
   Travelers Mortgage Securities
        Series 1- Z2 12.00% 3/1/14                         471,125       474,627
                                                                     -----------
   Total Collateralized Mortgage Obligations
    (cost $10,810,410)                                                10,852,947
                                                                     -----------
   Commercial Mortgage-Backed Securities - 0.05%
+++JP Morgan Chase Commercial Mortgage
     144A Series 2002-FLIA A1 1.45% 2/14/15                113,203       113,210
                                                                     -----------
   Total Commercial Mortgage-Backed
     Securities (cost $113,203)                                          113,210
                                                                     -----------
   Corporate Bonds - 11.30%
   Banking & Finance - 7.26%
     Apache Financial 7.00% 3/15/09                        500,000       581,259
     CitiFinancial 10.00% 5/15/09                        1,500,000     1,923,365
     General Motors Acceptance Corp
       6.75% 1/15/06                                     3,000,000     3,214,355
     Morgan Stanley 5.30% 3/1/13                         1,000,000     1,032,551
  +++Premium Asset Trust 04-01 144A
       1.219% 2/6/06                                     3,600,000     3,599,999
     RBSG Capital 10.125% 3/1/04                         1,908,000     1,920,215
     US Bank National Association
       6.30% 2/4/14                                      2,685,000     2,989,259
                                                                     -----------
                                                                      15,261,003
                                                                     -----------
   Cable, Media & Publishing - 0.26%
     Thomson 5.75% 2/1/08                                  500,000       548,305
                                                                     -----------
                                                                         548,305
                                                                     -----------
   Chemicals - 0.30%
     Dow Chemical 7.375% 11/1/29                           545,000       627,147
                                                                     -----------
                                                                         627,147
                                                                     -----------
   Computers & Technology - 0.52%
     Computer Sciences 6.75% 6/15/06                     1,000,000     1,096,097
                                                                     -----------
                                                                       1,096,097
                                                                     -----------
   Energy - 0.74%
     ConocoPhillips 4.75% 10/15/12                       1,000,000     1,016,685
     North Border Pipeline 6.25% 5/1/07                    500,000       544,242
                                                                     -----------
                                                                       1,560,927
                                                                     -----------
   Food, Beverage & Tobacco - 0.44%
     Kraft Foods 4.625% 11/1/06                            400,000       419,537
     Universal 6.50% 2/15/06                               475,000       511,723
                                                                     -----------
                                                                         931,260
                                                                     -----------

Statement                                 Delaware American Government Bond Fund
  OF NET ASSETS (CONTINUED)

                                                    Principal         Market
                                                     Amount           Value
Corporate Bonds (continued)
Industrial - 0.40%
  Hutchison Whampoa International Limited
    6.50% 2/13/13                                 $     810,000    $    847,309
                                                                   ------------
                                                                        847,309
                                                                   ------------
Metals & Mining - 0.56%
  Alcan 7.25% 3/15/31                                 1,000,000       1,183,724
                                                                   ------------
                                                                      1,183,724
                                                                   ------------
Telecommunications - 0.56%
  British Telecommunications
    8.125% 12/15/10                                     500,000         606,891
  Cingular Wireless 5.625% 12/15/06                     525,000         562,344
                                                                   ------------
                                                                      1,169,235
                                                                   ------------
Utilities - 0.26%
  Southern Company Capital Funding
    5.30% 2/1/07                                        502,000         543,572
                                                                   ------------
                                                                        543,572
                                                                   ------------
Total Corporate Bonds (cost $23,153,483)                             23,768,579
                                                                   ------------
Municipal Bonds - 0.60%
  Cook County, Illinois, Chicago Heights
    School District, Taxable-Series B
    13.15% 12/1/05 (AMBAC)                            1,055,000       1,265,209
                                                                   ------------
Total Municipal Bonds (cost $1,482,085)                               1,265,209
                                                                   ------------
U.S. Treasury Obligations - 27.39%
  U.S. Treasury Bonds
    5.375% 2/15/31                                      310,000         328,891
    6.25% 5/15/30                                     6,400,000       7,509,754
   *12.00% 8/15/13                                   11,915,000      16,433,860
  U.S. Treasury Inflation Index Notes
    1.875% 7/15/13                                      899,072         904,973
    2.00% 1/15/14                                     4,633,133       4,696,116
    3.375% 1/15/07 to 4/15/32                         4,307,844       5,182,686
    3.625% 1/15/08                                    3,529,023       3,927,142
    4.25% 1/15/10                                       932,289       1,094,420
  U.S. Treasury Notes
    1.875% 11/30/05                                   5,910,000       5,927,547
    2.00% 5/15/06                                     1,240,000       1,241,405
**U.S. Treasury Strip - Principal Only
    2.466% 8/15/07                                    1,250,000       1,140,081
**U.S. Treasury Strip - Principal Only
    5.369% 11/15/27                                  33,000,000       9,227,097
                                                                   ------------
Total U.S. Treasury Obligations
  (cost $55,261,778)                                                 57,613,972
                                                                   ------------

Total Market Value of Securities - 102.52%
  (cost $212,210,269)                                               215,717,072
Liabilities Net of Receivables and
  Other Assets - (2.52%)                                             (5,298,833)
                                                                   ------------
Net Assets Applicable to 26,967,857 Shares
  Outstanding - 100.00%                                            $210,418,239
                                                                   ============

Net Asset Value - Delaware American Government
  Bond Fund Class A
  ($138,487,650 / 17,748,976 Shares)                                      $7.80
                                                                          -----
Net Asset Value - Delaware American Government
  Bond Fund Class B
  ($34,091,826 / 4,369,293 Shares)                                        $7.80
                                                                          -----
Net Asset Value - Delaware American Government
  Bond Fund Class C
  ($9,726,008 / 1,246,508 Shares)                                         $7.80
                                                                          -----
Net Asset Value - Delaware American Government
  Bond Fund Class R
  ($51,691 / 6,621 Shares)                                                $7.81
                                                                          -----
Net Asset Value - Delaware American Government
  Bond Fund Institutional Class
  ($28,061,064 / 3,596,459 Shares)                                        $7.80
                                                                          -----

Components of Net Assets at January 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $230,353,920
Accumulated net realized loss on investments                        (23,431,592)
Net unrealized appreciation of investments                            3,495,911
                                                                   ------------
Total net assets                                                   $210,418,239
                                                                   ============

 *Fully or partially pledged as collateral for financial futures contracts. **Zero coupon bond. The interest rate shown is the yield at time of purchase.
 +Variable Rate Notes - the interest rate shown is the rate as of January
  31,2004.
++Securities exempt from registration under Rule 144A of thesecurities Act of 1933.
  See Note 10 in "Notes to Financial Statements".

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
FHAVA - Federal Housing Authority & Veterans Administration
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
SLMA - Student Loan Marketing Association
S.F. - Single Family
TBA - To be announced

Net Asset Value and Offering Price per Share -
  Delaware American Government Bond Fund
Net asset value Class A (A)                                               $7.80
Sales charge (4.50% of offering price, or 4.74% of
  the amount invested per share) (B)                                       0.37
                                                                          -----
Offering price                                                            $8.17
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

 See accompanying notes

Statement                          Delaware American Government Bond Fund
  OF OPERATIONS                    Six Months Ended January 31, 2004 (Unaudited)

Investment Income:
  Interest                                                                           $4,588,374
                                                                                     ----------

Expenses:
  Management fees                                                   $637,012
  Dividend disbursing and transfer agent fees and expenses           673,106
  Distribution expenses - Class A                                    220,157
  Distribution expenses - Class B                                    191,844
  Distribution expenses - Class C                                     50,794
  Distribution expenses - Class R                                         88
  Accounting and administration expenses                              47,284
  Registration fees                                                   35,503
  Reports and statements to shareholders                              30,292
  Custodian fees                                                      17,982
  Professional fees                                                   17,308
  Trustees' fees                                                       9,000
  Other                                                               20,776          1,951,146
                                                                    --------
  Less expenses absorbed or waived                                                     (614,789)
  Less expenses paid indirectly                                                          (3,490)
                                                                                     ----------
  Total expenses                                                                      1,332,867
                                                                                     ----------
Net Investment Income                                                                 3,255,507
                                                                                     ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on:
    Investments                                                                        (489,179)
    Futures contracts                                                                (2,675,494)
    Options written                                                                     174,363
    Swap agreements                                                                     (93,242)
                                                                                     ----------
  Net realized loss                                                                  (3,083,552)
  Net change in unrealized appreciation/depreciation of investments                   7,614,337
                                                                                     ----------
Net Realized and Unrealized Gain on Investments                                       4,530,785
                                                                                     ----------

Net Increase in Net Assets Resulting from Operations                                 $7,786,292
                                                                                     ==========

See accompanying notes

Statements                                Delaware American Government Bond Fund
  OF CHANGES IN NET ASSETS

                                                                                           Six Months            Year
                                                                                              Ended              Ended
                                                                                             1/31/04            7/31/03
                                                                                           (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                   $  3,255,507       $  7,931,142
  Net realized gain (loss) on investments                                                   (3,083,552)        13,251,527
  Net change in unrealized appreciation/depreciation of investments                          7,614,337        (11,670,640)
                                                                                          ------------       ------------
  Net increase in net assets resulting from operations                                       7,786,292          9,512,029
                                                                                          ------------       ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                 (2,477,484)        (6,863,002)
    Class B                                                                                   (537,641)        (1,849,857)
    Class C                                                                                   (141,801)          (393,326)
    Class R                                                                                       (380)                --
    Institutional Class                                                                       (687,906)        (2,044,301)

  Return of Capital:
    Class A                                                                                   (476,374)                --
    Class B                                                                                   (100,060)                --
    Class C                                                                                    (27,064)                --
    Class R                                                                                       (169)                --
    Institutional Class                                                                       (101,032)                --
                                                                                          ------------       ------------
                                                                                            (4,549,911)       (11,150,486)
                                                                                          ------------       ------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                 12,294,350         51,065,955
    Class B                                                                                  1,031,772         14,638,875
    Class C                                                                                    904,165          5,620,553
    Class R                                                                                     60,752                  8
    Institutional Class                                                                      5,571,305         17,403,515

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                  2,241,693          5,057,517
    Class B                                                                                    454,473          1,287,885
    Class C                                                                                    148,025            347,959
    Class R                                                                                        506                 --
    Institutional Class                                                                        757,677          2,031,021
                                                                                          ------------       ------------
                                                                                            23,464,718         97,453,288
                                                                                          ------------       ------------
  Cost of shares repurchased:
    Class A                                                                                (29,157,777)       (45,701,741)
    Class B                                                                                (10,467,313)       (19,706,765)
    Class C                                                                                 (2,102,540)        (3,943,333)
    Class R                                                                                     (9,860)                --
    Institutional Class                                                                    (21,869,659)       (17,348,277)
                                                                                          ------------       ------------
                                                                                           (63,607,149)       (86,700,116)
                                                                                          ------------       ------------
Increase (decrease) in net assets derived from capital share transactions                  (40,142,431)        10,753,172
                                                                                          ------------       ------------
Net Increase (Decrease) in Net Assets                                                      (36,906,050)         9,114,715

Net Assets:
  Beginning of period                                                                      247,324,289        238,209,574
                                                                                          ------------       ------------
  End of period (including distribution in excess of net investment income of
    $-- and $73, respectively)                                                            $210,418,239       $247,324,289
                                                                                          ============       ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware American Government Bond Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                              1/31/04(2)  7/31/03     7/31/02(1)   7/31/01      7/31/00     7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                           $7.700      $7.750       $7.590      $7.170       $7.300      $7.720

Income (loss) from investment operations:
Net investment income                                           0.085       0.249        0.339       0.433        0.469       0.474
Net realized and unrealized gain (loss) on investments          0.173       0.050        0.227       0.418       (0.128)     (0.420)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.258       0.299        0.566       0.851        0.341       0.054
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.132)     (0.349)      (0.406)     (0.431)      (0.471)     (0.474)
Return of capital                                              (0.026)         --           --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.158)     (0.349)      (0.406)     (0.431)      (0.471)     (0.474)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $7.800      $7.700       $7.750      $7.590       $7.170      $7.300
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                 3.37%       3.85%        7.66%      12.14%        4.88%       0.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $138,488    $151,135     $141,771     $96,539      $92,100    $114,027
Ratio of expenses to average net assets                         1.05%       1.05%        1.05%       1.61%        1.34%       1.25%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.58%       1.69%        1.64%       1.61%        1.34%       1.25%
Ratio of net investment income to average net assets            2.91%       3.17%        4.43%       5.82%        6.55%       6.16%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.38%       2.53%        3.84%       5.82%        6.55%       6.16%
Portfolio turnover                                               362%        501%         316%        186%         223%        142%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets of 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware American Government Bond Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                              1/31/04(2)  7/31/03     7/31/02(1)   7/31/01      7/31/00     7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                           $7.700      $7.750       $7.590      $7.170       $7.300      $7.720

Income (loss) from investment operations:
Net investment income                                           0.062       0.194        0.283       0.380        0.419       0.421
Net realized and unrealized gain (loss) on investments          0.169       0.049        0.227       0.418       (0.128)     (0.421)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.231       0.243        0.510       0.798        0.291       0.000
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.109)     (0.293)      (0.350)     (0.378)      (0.421)     (0.420)
Return of capital                                              (0.022)         --           --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.131)     (0.293)      (0.350)     (0.378)      (0.421)     (0.420)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $ 7.80      $7.700       $7.750      $7.590       $7.17       $7.300
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                 3.01%       3.12%        6.88%      11.36%        4.15%      (0.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $34,092     $42,543      $46,486     $23,556      $15,855     $19,147
Ratio of expenses to average net assets                         1.75%       1.75%        1.75%       2.31%        2.04%       1.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.28%       2.39%        2.34%       2.31%        2.04%       1.95%
Ratio of net investment income to average net assets            2.21%       2.47%        3.73%       5.12%        5.85%       5.46%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      1.68%       1.83%        3.14%       5.12%        5.85%       5.46%
Portfolio turnover                                               362%        501%         316%        186%         223%        142%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets of 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware American Government Bond Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                              1/31/04(2)  7/31/03     7/31/02(1)   7/31/01      7/31/00     7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                           $7.700      $7.750       $7.590      $7.170       $7.300      $7.720

Income (loss) from investment operations:
Net investment income                                           0.062       0.193        0.281       0.380        0.420       0.422
Net realized and unrealized gain (loss) on investments          0.169       0.050        0.227       0.418       (0.129)     (0.422)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.231       0.243        0.508       0.798        0.291       0.000
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.109)     (0.293)      (0.348)     (0.378)      (0.421)     (0.420)
Return of capital                                              (0.022)         --           --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.131)     (0.293)      (0.348)     (0.378)      (0.421)     (0.420)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $7.800      $7.700       $7.750      $7.590       $7.170      $7.300
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                 3.01%       3.12%        6.85%      11.36%        4.15%      (0.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $9,726     $10,641       $8,728      $4,145       $2,434      $4,077
Ratio of expenses to average net assets                         1.75%       1.75%        1.75%       2.31%        2.04%       1.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.28%       2.39%        2.34%       2.31%        2.04%       1.95%
Ratio of net investment income to average net assets            2.21%       2.47%        3.73%       5.12%        5.85%       5.46%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      1.68%       1.83%        3.14%       5.12%        5.85%       5.46%
Portfolio turnover                                               362%        501%         316%        186%         223%        142%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets of 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                       Delaware American Government Bond Fund Class R
-----------------------------------------------------------------------------------------------------
                                                                    Six Months     6/2/03(2)
                                                                       Ended          to
                                                                     1/31/04(1)     7/31/03
                                                                    (Unaudited)
Net asset value, beginning of period                                   $7.700        $8.040

Income (loss) from investment operations:
Net investment income                                                   0.073         0.051
Net realized and unrealized gain (loss) on investments                  0.181        (0.355)
                                                                       ------        ------
Total from investment operations                                        0.254        (0.304)
                                                                       ------        ------

Less dividends and distributions from:
Net investment income                                                  (0.120)       (0.036)
Return of capital                                                      (0.024)           --
                                                                       ------        ------
Total dividends and distributions                                      (0.144)       (0.036)
                                                                       ------        ------

Net asset value, end of period                                         $ 7.81        $7.700
                                                                       ======        ======

Total return(3)                                                         3.32%        (3.79%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                   $52       $    --
Ratio of expenses to average net assets                                 1.35%         1.35%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly                       1.88%         2.35%
Ratio of net investment income to average net assets                    2.61%         2.07%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly              2.08%         1.07%
Portfolio turnover                                                       362%          501%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware American Government Bond Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                              1/31/04(2)  7/31/03     7/31/02(1)   7/31/01      7/31/00     7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                           $7.700      $7.750       $7.590      $7.170       $7.300      $7.720

Income (loss) from investment operations:
Net investment income                                           0.095       0.272        0.361       0.454        0.492       0.495
Net realized and unrealized gain (loss) on investments          0.175       0.050        0.228       0.418       (0.130)     (0.418)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.270       0.322        0.589       0.872        0.362       0.077
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.142)     (0.372)      (0.429)     (0.452)      (0.492)     (0.497)
Return of capital                                              (0.028)         --           --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.170)     (0.372)      (0.429)     (0.452)      (0.492)     (0.497)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $ 7.80      $7.700       $7.750      $7.590       $7.170      $7.300
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                 3.53%       4.15%        7.99%      12.46%        5.19%       0.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $28,061     $43,006      $41,225     $33,337      $32,609     $30,883
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       1.31%        1.04%       0.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.28%       1.39%        1.34%       1.31%        1.04%       0.95%
Ratio of net investment income to average net assets            3.21%       3.47%        4.73%       6.12%        6.85%       6.46%
Ratio of net investment income to average net assets
  prior to expense  limitation and expenses paid indirectly     2.68%       2.83%        4.14%       6.12%        6.85%       6.46%
Portfolio turnover                                               362%        501%         316%        186%         223%        142%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets of 0.99%. Per share data for the periods prior to August 1, 2001 have not been restated to reflect those changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                     Delaware American Government Bond Fund
  TO FINANCIAL STATEMENTS                 January 31, 2004 (Unaudited)

Delaware Group Government Fund (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware American Government Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class and Class R shares are not subject to a sales charge and are offered for sales exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. U.S. government and agency securities are valued at the mean between the bid and asked price. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on future contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $2,782 for the period ended January 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended January 31, 2004 was approximately $708. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through September 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

At January 31, 2004, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC                $  3,163
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC            119,912
Other expenses payable to DMC and affiliates*              83,863

*DMC, as part of its administrative services, pays operating expenses on behalf of the series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

For the period ended January 31, 2004, DDLP earned $117,888 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

Notes                                     Delaware American Government Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments
For the six months ended January 31, 2004, the Fund made purchases of $173,449,814 and sales of $189,360,650 of investment securities other than U.S. government securities and short-term investments. The purchases and sales for long-term U.S. government securities were $221,942,949 and $244,333,003, respectively.

At January 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2004, the cost of investments was $215,432,596. At January 31, 2004, the net unrealized appreciation was $284,476 of which $2,818,995 related to unrealized appreciation of investments and $2,534,519 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the periods ended January 31, 2004 and July 31, 2003 was as follows:

                                              1/31/04*      7/31/03
                                              --------      -------
Ordinary income                              $3,845,212   $11,150,486
Return of capital                               704,699            --
                                             ----------   -----------
                                             $4,549,911   $11,150,486
                                             ==========   ===========

*Tax information for the period ended January 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

As of January 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                        $230,353,920
Net realized capital losses on investments             (2,822,358)
Capital loss carryforwards                            (17,455,016)
Unrealized appreciation of investments                    341,693
                                                     ------------
Net assets                                           $210,418,239
                                                     ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carry forwards expire as follows: $3,761,689 expires in 2004; $2,371,574 expires in 2005; $3,195,086 expires in 2007; $6,907,431 expires in 2008 and $1,219,236 expires in 2009.

5. Capital Shares
Transactions in capital shares were as follows:

                                                  Six Months
                                                    Ended           Year Ended
                                                   1/31/04            7/31/03
S hares sold:
  Class A                                          1,583,433          6,473,667
  Class B                                            132,918          1,855,418
  Class C                                            116,134            710,912
  Class R                                              7,818                  1
  Institutional Class                                716,240          2,204,417

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                            287,784            642,084
  Class B                                             58,358            163,578
  Class C                                             19,003             44,183
  Class R                                                 65                 --
  Institutional Class                                 97,360            257,863
                                                  ----------        -----------
                                                   3,019,113         12,352,123
                                                  ----------        -----------
Shares repurchased:
  Class A                                         (3,751,704)        (5,780,683)
  Class B                                         (1,347,262)        (2,492,357)
  Class C                                           (270,657)          (499,371)
  Class R                                             (1,263)                --
  Institutional Class                             (2,802,496)        (2,196,588)
                                                  ----------        -----------
                                                  (8,173,382)       (10,968,999)
                                                  ----------        -----------
Net increase (decrease)                           (5,154,269)         1,383,124
                                                  ==========        ===========

For the period ended January 31, 2004 and the year ended July 31, 2003, 140,634 Class B shares were converted to 140,634 Class A shares valued at $1,096,950 and 215,772 Class B shares were converted to 215,772 Class A shares valued at $1,708,857, respectively. These amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of January 31, 2004, or at any time during the period.

Notes                                     Delaware American Government Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

7. Options written
 During the period ended January 31, 2004, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended January 31, 2004 for the Fund were as follows:

                                                        Number of
                                                        Contracts    Premiums
                                                        ---------    --------
Options outstanding at July 31, 2003                        610      $265,292
Options written                                           1,490       673,259
Options terminated in closing purchase transactions      (1,944)     (864,236)
                                                         ------      --------
Options outstanding at January 31, 2004                     156      $ 74,315
                                                         ======      ========

                                 Number of         Notional Amount      Exercise     Expiration
Description                      Contracts           of Futures           Price         Date          Net Depreciation
-----------                      ---------         ---------------      --------     ----------       ----------------
Call Options Written
  U.S. Treasury 10 Year Future      156              $15,600,000           $115      April 2004          ($20,748)

Writing options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund's net assets.

8. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at January 31, 2004 were as follows:

                                        Notional Cost                              Unrealized
Contracts to Buy/(Sell)                   (Proceeds)       Expiration Date         Gain (Loss)
-----------------------                 -------------      ---------------         -----------
92 U.S. 10 Year Treasury Note            $10,396,005         March 2004             $ 40,245
(117) U.S. 10 Year Swap                  (12,924,767)        March 2004              (76,859)
25 U.S. 5 Year Treasury Note               2,818,950         March 2004              (10,747)
                                                                                    --------
                                                                                    $(47,361)
                                                                                    ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Notes                                     Delaware American Government Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

9. Swap Agreements
During the period ended January 31, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At January 31, 2004, the Fund had the following total return swap agreements outstanding:

Notional          Expiration                                         Unrealized
Amount            Date           Description                         Gain
----------        ----------     ----------------------------------  ----------
$7,765,000        6/30/04        Agreement with Lehman Brothers      $57,217
                                 Special Financing, Inc. to receive
                                 the notional amount multiplied
                                 by the return on the Lehman
                                 Brothers Commercial MBS Index
                                 AAA and to pay the notional
                                 amount multiplied by the 1 month
                                 BBA LIBOR adjusted by a spread
                                 of minus 0.50%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

10. Credit and Market Risk
The Fund may invest up to 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S. government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investments in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware American Government Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Government Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                        Contact Information
Jude T. Driscoll                             Joseph H. Hastings                         Investment Manager
Chairman                                     Executive Vice President and               Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                    Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                           International Affiliate
Walter P. Babich                                                                        Delaware International Advisers Ltd.
Board Chairman                               Richelle S. Maestro                        London, England
Citadel Construction Corporation             Senior Vice President,
King of Prussia, PA                          Chief Legal Officer and Secretary          National Distributor
                                             Delaware Investments Family of Funds       Delaware Distributors, L.P.
John H. Durham                               Philadelphia, PA                           Philadelphia, PA
Private Investor
Gwynedd Valley, PA                           Michael P. Bishof                          Shareholder Servicing, Dividend
                                             Senior Vice President and Treasurer        Disbursing and Transfer Agent
John A. Fry                                  Delaware Investments Family of Funds       Delaware Service Company, Inc.
President                                    Philadelphia, PA                           2005 Market Street
Franklin & Marshall College                                                             Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                        For Shareholders
Anthony D. Knerr                                                                        800 523-1918
Managing Director
Anthony Knerr & Associates                                                              For Securities Dealers and Financial
New York, NY                                                                            Institutions Representatives Only
                                                                                        800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                   Web site
National Gallery of Art                                                                 www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


(8570)                                                        Printed in the USA
SA-023 [1/04] IVES 3/04                                          J9600 EXP: 9/04

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Government Fund

JUDE T. DRISCOLL
--------------------------
By:    Jude T. Driscoll
       -------------------
Title: Chairman
Date:  4/2/04
     ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
--------------------------
By: Jude T. Driscoll
   -----------------------
Title: Chairman
Date:  4/2/04
     ---------------------

JOSEPH H. HASTINGS
By: Joseph H. Hastings
   -----------------------
Title: Chief Financial Officer
Date:  4/2/04
     ---------------------